Changes in Shareholders' equity balances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity [Line Items]
Beginning Balance			$ 30,472	$ 48,916	$ 48,916	$ 39,836	$ 36,909
Stock compensation activity			97		195	195	195
Net income	5,237	10,264	12,972	12,905	24,088	14,665	9,308
Employee retirement plan adjustments, net of tax	48	78	105	157	1,002	(541)	(1,236)
Foreign currency translation adjustments			(1,054)		1,731	1,073	(1,607)
Ending Balance	42,592		42,592		30,472	48,916	39,836
Additional Paid-in Capital
Stockholders Equity [Line Items]
Beginning Balance			25,358	37,919	37,919	37,724	37,529
Stock compensation activity			97		195	195	195
Ending Balance	25,455		25,455		25,358	37,919	37,724
Retained Earnings
Stockholders Equity [Line Items]
Beginning Balance			4,640	13,256	13,256	4,903	(672)
Net income			12,972		24,088	14,665	9,308
Ending Balance	17,612		17,612		4,640	13,256	4,903
Accumulated Other Comprehensive Income (Loss)
Stockholders Equity [Line Items]
Beginning Balance			474	(2,259)	(2,259)	(2,791)	52
Employee retirement plan adjustments, net of tax			105		1,002	(541)	(1,236)
Foreign currency translation adjustments			(1,054)		1,731	1,073	(1,607)
Ending Balance	$ (475)		$ (475)		$ 474	$ (2,259)	$ (2,791)